Net Pension Assets - Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discount rate (0.5% movement) [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ 709	$ 538	$ 506
Decrease	(751)	(569)	(537)
Salary rate (0.5% movement) [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	(144)	(103)	(99)
Decrease	$ 136	$ 93	$ 89